Note 13 - Employee Benefits (Details) - Activities Under all Plans (USD $)	3 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011		96,405		96,405	96,405
December 31, 2011		0		0	0
December 31, 2011 (in Dollars per share)		$ 17.39		$ 17.39	$ 17.39
December 31, 2011		0		0	0
Restricted Stock [Member] | Two Thousand One Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	0	0	0	0	0	0	0	0
December 31, 2011	0	0	0	0	0	0	0	0
Forfeited/expired					0		0
Vested							0
Restricted Stock [Member] | Two Thousand Nine Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	101,806	84,858	148,333	84,858	84,858	101,806	148,333	162,770
December 31, 2011	101,806	84,858	148,333	84,858	84,858	101,806	148,333	162,770
Granted	31,276	22,134	36,030	23,856
Forfeited						(4,500)	(392)
Cancelled						0
Forfeited/expired					0		0
Vested					(62,938)	(73,303)	(50,075)
Restricted Stock [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011		84,858		84,858	84,858
December 31, 2011		84,858		84,858	84,858
Employee Stock Option [Member] | Two Thousand One Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	45,540	15,000	45,540	15,000	15,000	45,540	45,540	139,450
Forfeited/expired					(30,540)		(93,910)
Vested							0
Employee Stock Option [Member] | Two Thousand Nine Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000
Granted	0	0	0	0
Forfeited						0	0
Cancelled						0
Forfeited/expired					0		0
Vested					0	0	0
Employee Stock Option [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011		30,000		30,000	30,000
Two Thousand One Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	0	0	0	0	0	0	0	0
December 31, 2011	0	0	0	0	0	0	0	72,516
December 31, 2011		15,000		15,000	15,000
December 31, 2011 (in Dollars per share)	$ 28.21	$ 30.00	$ 28.21	$ 30.00	$ 30.00	$ 28.21	$ 28.21	$ 20.07
December 31, 2011	0	0	0	0	0	0	0	72,516
December 31, 2011 (in Dollars per share)								$ 1.43
Forfeited/expired					0		0
Forfeited/expired (in Dollars per share)					$ 27.33		$ 16.13
Forfeited/expired					0		0
Vested							0
Vested							(72,516)
Vested							0
Vested (in Dollars per share)							$ 1.43
Two Thousand Nine Plan [Member]
Note 13 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
December 31, 2011	121,053	96,405	121,965	96,405	96,405	121,053	121,965	70,821	350,000
December 31, 2011	3,000	0	6,000	0	0	3,000	6,000	9,000
December 31, 2011 (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77
December 31, 2011	3,000	0	6,000	0	0	3,000	6,000	9,000
December 31, 2011 (in Dollars per share)	$ 4.41		$ 4.41			$ 4.41	$ 4.41	$ 4.41
Granted	(37,531)	(26,561)	(43,236)	(28,627)
Granted	0	0	0	0
Granted
Granted	3 years	3 years	3 years	3 years
Forfeited						5,400	470
Forfeited						0	0
Cancelled						31,219
Cancelled						0
Forfeited/expired					30,540		93,910
Forfeited/expired					0		0
Vested					0	0	0
Vested					(3,000)	(3,000)	(3,000)
Vested (in Dollars per share)					$ 4.41	$ 4.41	$ 4.41